Administrative Office: 6400 C Street SW Cedar Rapids, IA 52499

August 30, 2024

Securities and Exchange Commission

100 F Street, N. W.

Washington, D.C. 20549

Re:	WRL Series Life Corporate Account (File No. 811-08833)

Dear Commissioners:

On behalf of WRL Series Life Corporate Account (the “Separate Account”) of Transamerica Life Insurance Company (the “Company”), incorporated by reference are Semi-Annual Reports for the underlying funds of the Separate Account (the “Funds”) for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “Act”). The Company understands that the Funds have filed their Semi-Annual Reports with the Commission under separate cover pursuant to Rule 30d-1.

The Funds Semi-Annual Report filings are as follows:

American Funds Insurance Series – AFIS Global Small Capitalization Fund (Class 2) (File No. 811-03857).

American Funds Insurance Series – AFIS Growth Fund (Class 2) (File No. 811-03857).

American Funds Insurance Series – AFIS International Fund (Class 2) (File No. 811-03857).

American Funds Insurance Series – AFIS New World Fund (Class 2) (File No. 811-03857).

DFA Investment Dimensions Group, Inc. – DFA VA Global Bond Portfolio (File No. 811-03258).

DFA Investment Dimensions Group, Inc. – DFA VA International Small Portfolio (File No. 811-03258).

DFA Investment Dimensions Group, Inc. – DFA VA International Value Portfolio (File No. 811-03258).

DFA Investment Dimensions Group, Inc. – DFA VA Short-Term Fixed Portfolio (File No. 811-03258).

DFA Investment Dimensions Group, Inc. – DFA VA U.S. Large Value Portfolio (File No. 811-03258).

DFA Investment Dimensions Group, Inc. – DFA VA U.S. Targeted Value Portfolio (File No. 811-03258).

DWS Investments VIT Funds – DWS Equity 500 Index VIP (Class A) (File No. 811-07507).

DWS Investments VIT Funds – DWS Small Cap Index VIP (Class A) (File No. 811-07507).

Fidelity Variable Insurance Products Funds – Fidelity VIP Balanced Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Fidelity Variable Insurance Products Funds – Fidelity VIP Contrafund® Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Fidelity Variable Insurance Products Funds – Fidelity VIP Government Money Market Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Administrative Office: 6400 C Street SW Cedar Rapids, IA 52499

Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Opportunities Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Fidelity Variable Insurance Products Funds – Fidelity VIP High Income Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

First Eagle Variable Funds, Inc. – First Eagle Overseas Variable Fund (File No. 811-09092).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. American Franchise Fund (Series I Shares) (File No. 811-07452).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. American Value Fund (Series I Shares) (File No. 811-07452).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Diversified Dividend Fund (Series I Shares) (File No. 811-07452).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Health Care Fund (Series I Shares) (File No. 811-07452).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Small Cap Equity Fund (Series I Shares) (File No. 811-07452).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Technology Fund (Series I Shares) (File No. 811-07452).

Janus Aspen Series – Janus Henderson Balanced Portfolio (Institutional Shares) (File No. 811-07736).

Janus Aspen Series – Janus Henderson Flexible Bond Portfolio (Institutional Shares) (File No. 811-07736).

Janus Aspen Series – Janus Henderson Forty Portfolio (Institutional Shares) (File No. 811-07736).

Janus Aspen Series – Janus Henderson Global Research Portfolio (Institutional Shares) (File No. 811-07736).

Janus Aspen Series – Janus Henderson Overseas Portfolio (Institutional Shares) (File No. 811-07736).

Janus Aspen Series – Janus Henderson Research Portfolio (Institutional Shares) (File No. 811-07736).

ALPS Variable Investment Trust – Morningstar Aggressive Growth ETF Asset Allocation Portfolio (Class 1) (File No. 811-21987).

ALPS Variable Investment Trust – Morningstar Balanced ETF Asset Allocation Portfolio (Class 1) (File No. 811-21987).

ALPS Variable Investment Trust – Morningstar Conservative ETF Asset Allocation Portfolio (Class 1) (File No. 811-21987).

ALPS Variable Investment Trust – Morningstar Growth ETF Asset Allocation Portfolio (Class 1) (File No. 811-21987).

ALPS Variable Investment Trust – Morningstar Income and Growth ETF Asset Allocation Portfolio (Class 1) (File No. 811-21987).

Morgan Stanley Variable Insurance Fund, Inc. – MSVIF Emerging Markets Debt Portfolio (Class I) (File No. 811-07607).

Morgan Stanley Variable Insurance Fund, Inc. – MSVIF Emerging Markets Equity Portfolio (Class I)

(File No. 811-07607).

PIMCO Variable Insurance Trust – PIMCO All Asset Portfolio (Administrative Class) (File No. 811-08399).

PIMCO Variable Insurance Trust – PIMCO All Asset Portfolio (Institutional Class) (File No. 811-08399).

Administrative Office: 6400 C Street SW Cedar Rapids, IA 52499

PIMCO Variable Insurance Trust – PIMCO High Yield Portfolio (Institutional Class) (File No. 811-08399).

PIMCO Variable Insurance Trust – PIMCO Low Duration Portfolio (Institutional Class) (File No. 811-08399).

PIMCO Variable Insurance Trust – PIMCO Real Return Portfolio (Institutional Class) (File No. 811-08399).

PIMCO Variable Insurance Trust – PIMCO Short-Term Portfolio (Institutional Class) (File No. 811-08399).

PIMCO Variable Insurance Trust – PIMCO Total Return Portfolio Institutional Class) (File No. 811-08399).

Royce Capital Fund – Royce Micro-Cap Portfolio (Investment Class) (File No. 811-07537).

Royce Capital Fund – Royce Small-Cap Portfolio (Investment Class) (File No. 811-07537).

Guggenheim Variable Insurance Funds – Rydex NASDAQ®-100 Fund (File No. 811-08821). Guggenheim Variable Insurance Funds – Rydex Nova Fund (File No. 811-08821).

T. Rowe Price Equity Series, Inc. – T. Rowe Price All-Cap Opportunities Portfolio (File No. 811-07143).

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio (File No. 811-07143).

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio (File No. 811-07143).

T. Rowe Price Equity Series, Inc. – T. Rowe Price Mid-Cap Growth Portfolio (File No. 811-07143).

T. Rowe Price Fixed Income Series, Inc. – T. Rowe Price Limited-Term Bond Portfolio (File No. 811-07153).

T. Rowe Price International Series, Inc. – T. Rowe Price International Stock Portfolio (File No. 811-07145).

Third Avenue Variable Series Trust – Third Avenue Value Portfolio (File No.811-09395).

Vanguard® Variable Insurance Fund – Vanguard® VIF Balanced Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Capital Growth Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Diversified Value Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Income Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Index Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Growth Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF High Yield Bond Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF International Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Mid-Cap Index Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Money Market Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Real Estate Index Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Short-Term Investment-Grade Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Small Company Growth Portfolio (File No. 811-05962).

Administrative Office: 6400 C Street SW Cedar Rapids, IA 52499

Vanguard® Variable Insurance Fund – Vanguard® VIF Total Bond Market Index Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Total Stock Market Index Portfolio (File No. 811-05962).

These Semi-Annual Reports are for the period ending June 30, 2024 and have been transmitted to contract holders in accordance with Rule 30e-2 under the Act. If you have any questions regarding this filing, please contact Karen Carpenter at (319) 491-8364.

Very truly yours,

/s/Brian G. Stallworth

Assistant Secretary

Transamerica Life Insurance Company